MORTGAGE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
MORTGAGE NOTES PAYABLE

7. MORTGAGE NOTES PAYABLE

Mortgage notes payable consist of the following:

	Principal as of
	June 30,	December 31,	Loan	Interest
Mortgage note property	2026	2025	Type	Rate (1)	Maturity
Dakota Center (2)	$-	$8,739,687	Fixed	4.74%	7/6/2024
Arapahoe Service Center	8,602,574	8,670,000	Fixed	6.75%	12/5/2029
One Park Centre	6,074,378	6,096,528	Fixed	6.83%	9/1/2030
Genesis Plaza	6,207,197	6,235,986	Fixed	7.07%	9/1/2029
Shea Center II (3)	16,353,296	16,353,296	Fixed	4.92%	1/5/2026
West Fargo Industrial	5,750,000	5,750,000	Fixed	7.14%	7/6/2029
Grand Pacific Center	6,299,068	6,360,819	Fixed	6.35%	5/10/2033
Baltimore	5,670,000	5,670,000	Fixed	4.67%	4/6/2032
Mandolin	3,405,624	3,440,873	Fixed	4.35%	4/20/2029
Subtotal, Presidio Property Trust, Inc. Properties	$58,362,137	$67,317,189
Model Home mortgage notes (4)	22,495,913	25,604,494	Fixed	5.76% - 8.00%	2026 - 2030
Mortgage Notes Payable	$80,858,050	$92,921,683
Unamortized loan costs	(716,120)	(847,316)
Mortgage Notes Payable, net	$80,141,930	$92,074,367

(1)	Interest rates as of June 30, 2026.

(2)

The non-recourse loan on the Dakota Center property matured on July 6, 2024. During December 2024, the lender agreed to the broker the Company would use to sell the property to settle the non-recourse debt. During July 2025, the lender approved a purchase offer from a third party for $5,125,000. On January 14, 2026, the Company completed the disposition of Dakota Center property securing nonrecourse mortgage debt that had been in default. The lender controlled and approved the disposition process and accepted the proceeds from the sale in full satisfaction of the outstanding debt obligation. The Company recognized a gain on disposition of approximately $3.4 million, consisting primarily of the extinguishment of nonrecourse debt obligations and derecognition of the related net liabilities associated with the property.

(3)

During January 2026, the Company received notice that the Company’s failure to repay in full by January 5, 2026 the indebtedness related to the loan agreement governing Shea Center II had triggered a default event. On February 13, 2026, the Company received notification that the Shea Center II property governed by the non-recourse loan agreement was moved into receivership and the lender has started the foreclosure process. The foreclosure sale took place on July 1, 2026, with the property going to Argentic Services Company LP, who acquired the property by placing a minimum credit bid valued at $12.0 million, and no cash consideration was exchanged. The lender holds approximately $2.4 million in restricted cash, some of which is being utilized by the receiver to operate the property. Please see Note 16 Subsequent Events for additional information.

(4)

As of June 30, 2026, there were 6 model homes included as real estate assets held for sale. Our model homes have stand-alone mortgage notes at interest rates ranging from 5.92% to 8.00% per annum as of June 30, 2026.

The loan agreement between NetREIT Model, Homes, Inc. (“NRMH”) and its Lender has a covenant for a Fixed Charge Coverage Ratio (“FCCR”) as defined for NRMH as of any date that equals (a) the sum of (i) EBITDA for the period ended as of such date minus (ii) distributions for the period ended as of such date divided by (b) the sum of (i) principal payments paid for the period ended as of such date plus (ii) interest expense for period ended as of such date. The FCCR is to be no less than 1.10 to 1.00, tested at the end of each fiscal quarter. As of June 30, 2026, NRMH was in compliance with this covenant. The Company and standalone subsidiaries have other various quarterly and annual reporting requirements to the individual property lenders and the Company is in compliance with all material conditions and covenants on those mortgage notes payable as of June 30, 2026, with the exception for Shea Center II’s loan maturity.

As of April 24, 2026, the Company amended its agreement with Origin Bank (the lender) through its partnership with Dubose Model Home Investors #207, LP. The terms of the new amendment decrease the floor interest rate by 1.5 percentage points from its original value while requiring that the Company and DMH#207 LP maintain liquid assets of $200,000 on a quarterly basis, starting June 30, 2026.

Scheduled principal payments of mortgage notes payable were as follows as of June 30, 2026:

	Commercial	Model	Total
	Properties	Homes	Principal
Years ending December 31:	Notes Payable	Notes Payable	Payments
2026 (1)	$16,571,973	$2,705,025	$19,276,998
2027	463,715	2,158,521	2,622,236
2028	454,843	6,780,085	7,234,928
2029	23,498,247	5,322,460	28,820,707
2030	5,812,731	5,529,822	11,342,553
Thereafter	11,560,628	—	11,560,628
Total	$58,362,137	$22,495,913	$80,858,050

(1)	The Shea Center II non-recourse loan totaling $16,353,296 was due in January 2026 and is included in the 2026 total for Commercial Properties Notes Payable listed above.

7. MORTGAGE NOTES PAYABLE

Mortgage notes payable consist of the following:

	Principal as of
	December 31,	December 31,	Loan	Interest
Mortgage note property	2025	2024	Type	Rate (1)	Maturity
Dakota Center (2)	8,739,687	$9,091,395	Fixed	4.74%	7/6/2024
Research Parkway (3)	-	1,526,860	Fixed	N/A	N/A
Arapahoe Service Center	8,670,000	8,670,000	Fixed	6.75%	12/5/2029
Union Town Center (3)	-	7,709,746	Fixed	N/A	N/A
One Park Centre	6,096,528	5,919,517	Fixed	6.83%	9/1/2030
Genesis Plaza	6,235,986	5,813,843	Fixed	7.07%	9/1/2029
Shea Center II (4)	16,353,296	16,660,803	Fixed	4.92%	1/5/2026
West Fargo Industrial	5,750,000	5,750,000	Fixed	7.14%	7/6/2029
Grand Pacific Center	6,360,819	6,460,405	Fixed	6.35%	5/10/2033
Baltimore	5,670,000	5,670,000	Fixed	4.67%	4/6/2032
Mandolin	3,440,873	3,508,702	Fixed	4.35%	4/20/2029
Subtotal, Presidio Property Trust, Inc. Properties	$67,317,189	$76,781,271
Model Home mortgage notes (5)	25,604,494	26,060,798	Fixed	5.94% - 8.00%	2025 - 2030
Mortgage Notes Payable	$92,921,683	$102,842,069
Unamortized loan costs	(847,316)	(747,975)
Mortgage Notes Payable, net	$92,074,367	$102,094,094

(1)	Interest rates as of December 31, 2025.
(2)	The non-recourse loan on the Dakota Center property matured on July 6, 2024. During December 2024, the lender agreed to the broker the Company would use to sell the property to settle the non-recourse debt. As of December 31, 2025, the property was included in the real estate assets held for sale, net on the consolidated balance sheet. During July 2025, the lender approved a purchase offer from a third party for $5,125,000. The property was subsequently sold as of January 2026. See Note 4. Real Estate Assets above for further discussion on impairment of the property.
(3)	These properties were sold during February 2025 and their loan balances were paid in full.
(4)	During the year ended December 31, 2025, the Company impaired Shea Center II for a total of approximately $2.5 million after low property occupancy triggered a cash management event under the terms of the loan agreement. Subsequent to the year ended December 31, 2025, the Company received a notice that the Company’s failure to repay in full by January 5, 2026 the indebtedness related to the loan agreement governing Shea Center II had triggered a default event. The Company has received notification that the Shea Center II property governed by this agreement will be moved into receivership, which will fulfill its obligation for this non-recourse loan.
(5)	As of December 31, 2025, there were five model homes included as real estate assets held for sale. Our model homes have stand-alone mortgage notes at interest rates ranging from 5.94% to 8.0% per annum as of December 31, 2025.

The loan agreement between NetREIT Model, Homes, Inc. (“NRMH”) and its lender has a covenant for a Fixed Charge Coverage Ratio, (“FCCR”) as defined for NRMH as of any date that equals (a) the sum of (i) EBITDA for the period ended as of such date minus (ii) distributions for the period ended as of such date divided by (b) the sum of (ii) principal payments paid for the period ended as of such date plus (iii) interest expense for period ended as of such date. The FCCR is to be no less than 1.10 to 1.00, tested at the end of each fiscal quarter. As of December 31, 2025, NRMH was in compliance with this covenant. The Company and standalone subsidiaries have other various quarterly and annual reporting requirements to the individual property lenders and is in compliance with all material conditions and covenants on those mortgage notes payable as of December 31, 2025 with the exception of Dakota Center’s loan maturity and Shea Center’s DSCR coverage.

Scheduled principal payments of mortgage notes payable were as follows as of December 31, 2025:

	Commercial	Model
	Properties	Homes	Total Principal
Years ending December 31:	Notes Payable	Notes Payable	Payments
2026	$25,504,041	$4,469,150	$29,973,191
2027	463,715	1,251,371	1,715,086
2028	454,843	8,169,780	8,624,623
2029	23,497,197	5,870,293	29,367,490
2030	5,812,792	5,843,900	11,656,692
Thereafter	11,584,601	—	11,584,601
Total	$67,317,189	$25,604,494	$92,921,683